UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	$ 249	$ 337	$ 743	$ 780
Non-controlling interest	0	(1)	(3)	(2)
Net income for the period	249	336	740	778
Items that may be reclassified subsequently to profit:
Share of foreign exchange fluctuation reserve of joint ventures	0	(8)	(1)	(19)
Effective portion of changes in the fair value of cash flow hedges	(24)	9	(37)	22
Fair value on investments measured at fair value through other comprehensive income	0	(7)	0	(10)
Income tax effect	0	0	0	(2)
Total other comprehensive loss for the period	(24)	(6)	(38)	(9)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	(23)	3	(38)	6
Non-controlling interest	(1)	(9)	0	(15)
Total other comprehensive loss for the period	(24)	(6)	(38)	(9)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	226	340	705	786
Non-controlling interest	(1)	(10)	(3)	(17)
Total comprehensive income for the period	$ 225	$ 330	$ 702	$ 769